Annual Total Returns (Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares ETF) (Vanguard S&P Mid-Cap 400 Index Fund, Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares)	12 Months Ended
Aug. 31, 2013
Vanguard S&P Mid-Cap 400 Index Fund | Vanguard S&P Mid-Cap 400 Index Fund - ETF Shares
Annual Total Return
2012	17.74%
2011	(1.89%)